Significant Accounting Policies (Details) - Schedule of calculation of net loss including accretion to redemption	11 Months Ended
Dec. 31, 2021 USD ($)
Schedule of calculation of net loss including accretion to redemption [Abstract]
Net loss	$ (1,923,605)
Accretion of carrying value to redemption value	(4,574,459)
Net loss including accretion of carrying value to redemption value	$ (6,498,064)